PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	¥ (276,471)	$ (38,944)	¥ (216,694)	¥ (359,313)
Net cash (used in) generated from investing activities	(47,681)	(6,715)	(118,792)	(565,981)
Net cash (used in) generated from financing activities	257,653	36,290	383,088	642,449
Exchange rate effect on cash	(2,425)	(338)	(47,170)	(4,639)
Net (decrease) increase in cash	(68,924)	(9,707)	432	(287,484)
Cash at beginning of the year	158,283
Cash at end of the year	58,139	8,189	158,283
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Net cash (used in) generated from operating activities	(1,258)	(177)	(2,047)	(9,301)
Net cash (used in) generated from investing activities	15,655	2,205	(29,335)	(88,546)
Net cash (used in) generated from financing activities	1,590	224	16,591	110,876
Exchange rate effect on cash	(31)	(5)	1,243	(50)
Net (decrease) increase in cash	15,956	2,247	(13,548)	12,979
Cash at beginning of the year	1,510	213	15,058	2,079
Cash at end of the year	¥ 17,466	$ 2,460	¥ 1,510	¥ 15,058